SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Marketable securities -
available-for-sale	$ 2,215,209	$ 1,332,460
Held-to-maturity	178,176	575,937
Investments, Fair Value Disclosure	2,393,385	1,908,397
Fair Value, Inputs, Level 1 [Member]
Marketable securities -
available-for-sale	2,215,209	1,332,460
Held-to-maturity	178,176	575,937
Investments, Fair Value Disclosure	2,393,385	1,908,397
Fair Value, Inputs, Level 2 [Member]
Marketable securities -
available-for-sale	0	0
Held-to-maturity	0	0
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Marketable securities -
available-for-sale	0	0
Held-to-maturity	0	0
Investments, Fair Value Disclosure	$ 0	$ 0